Consolidated Statements of Income (Loss) and Comprehensive Loss - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Gross profit		$ 2,868,386	$ 4,142,984	$ 4,418,792
Operating expenses:
Selling expenses		(2,053,019)	(1,567,385)	(1,032,685)
General and administrative expenses		(4,558,041)	(1,861,728)	(2,563,879)
Research and development expenses		(302,511)	(301,644)	(183,900)
Total operating expenses		(6,913,571)	(3,730,757)	(3,780,464)
Other (loss) income:
Interest expense		(557,571)	(392,741)	(352,968)
Interest income		11,727	25,417	1,969
Government subsidies		346,571	74,232	1,186,641
Other income(expenses), net		578,758	(8,746)	(360,409)
Total other income(loss)		379,485	(301,838)	475,233
(Loss) income before income tax expense		(3,665,700)	110,389	1,113,561
Income tax benefit (expense)		125,291	(47,006)	(169,435)
Net (loss) income		(3,540,409)	63,383	944,126
Net (loss) income attributable to non-controlling interest		(48,091)	(48,647)	78,916
Net (loss) income attributable to ordinary shareholders		(3,492,318)	112,030	865,210
Other comprehensive loss:
Foreign currency translation adjustment		453,181	(268,068)	(1,147,710)
Total comprehensive loss		(3,087,228)	(204,685)	(203,584)
Total comprehensive income (loss) attributable to non-controlling interests		136,727	(80,165)	(164,329)
Total comprehensive loss attributable to shareholders		$ (3,223,955)	$ (124,520)	$ (39,255)
Weighted average number of Ordinary Shares
Basic (in Shares)	[1]	12,705,011	12,500,000	12,500,000
Diluted (in Shares)	[1]	12,705,011	12,500,000	12,500,000
Basic (loss) earnings per ordinary share (in Dollars per share)		$ (0.27)	$ 0.01	$ 0.07
Dulited (loss) earnings per ordinary share (in Dollars per share)		$ (0.27)	$ 0.01	$ 0.07
Third Parties
Net revenue		$ 10,929,070	$ 12,501,615	$ 19,498,315
Cost of revenues		(8,346,419)	(8,596,872)	(15,197,213)
Related Party
Net revenue		577,370	1,064,336	212,975
Cost of revenues		$ (291,635)	$ (826,095)	$ (95,285)

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization (Note 1) and share reorganization by way of a subdivision and surrender of shares (Note 12).